Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Entity Central Index Key	0001959224
Document Fiscal Year Focus	2026
Entity File Number	001-41776
Entity Registrant Name	Solowin Holdings, Ltd.
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Room 1910-1912A
Entity Address, Address Line Two	Tower 3
Entity Address, Address Line Three	33 Canton Road, Tsim Sha Tsui, Kowloon
Entity Address, City or Town	China Hong Kong City
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value
Trading Symbol	AXG
Security Exchange Name	NASDAQ
Entity Incorporation, State or Country Code	E9
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	157,582,228
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	31,371,599
Business Contact
Document Information [Line Items]
Contact Personnel Name	Mr. Ling Ngai Lok
Entity Address, Address Line One	Room 1910-1912A
Entity Address, Address Line Two	Tower 3
Entity Address, Address Line Three	33 Canton Road, Tsim Sha Tsui, Kowloon
Entity Address, City or Town	China Hong Kong City
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	(852)
Local Phone Number	3428-3893